UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22784

Dreyfus Municipal Bond Infrastructure Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28
Date of reporting period:	05/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Infrastructure Fund, Inc.
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8%
Alabama - 2.5%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	5.75	6/1/45	1,500,000		1,653,240
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	6.00	6/1/50	2,350,000		2,621,143
Jefferson County,
Sewer Revenue Warrants	0/7.90	10/1/50	2,500,000	[a]	2,122,550
					6,396,933
Arizona - 5.3%
Phoenix Industrial Development
Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/45	2,000,000	[b]	2,057,500
Pima County Industrial Development
Authority,
Education Revenue (American
Leadership Academy Project)	5.00	6/15/52	1,000,000	[b]	1,002,900
Pima County Industrial Development
Authority,
Education Revenue (Arizona Charter
Schools Refunding Project)	5.38	7/1/31	4,395,000		4,725,504
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	5,000,000		5,990,100
					13,776,004
California - 13.0%
California Statewide Communities
Development Authority,
Revenue (Baptist University)	5.00	11/1/41	1,875,000	[b]	2,031,431
California Statewide Communities
Development Authority,
Revenue (California Baptist University)	6.38	11/1/43	2,035,000		2,350,181
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.75	6/1/47	7,510,000		7,547,550
Long Beach Bond Finance Authority,
Natural Gas Purchase Revenue	5.50	11/15/37	5,000,000		6,401,950
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/44	3,250,000		3,613,675

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
California - 13.0% (continued)
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	2,500,000		2,808,500
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
(Capital Appreciation-2nd Sub-Asset
Backed C)	0.00	6/1/45	29,370,000	[c]	3,178,421
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,551,200
					33,482,908
Colorado - 4.3%
City and County of Denver,
Airport System Subordinate Revenue	5.25	11/15/43	5,000,000		5,500,700
Colorado Bridge Enterprise,
Revenue (Central 70 Project)	4.00	6/30/51	1,500,000		1,501,140
Colorado Health Facilities Authority,
Revenue (Sisters of Charity of
Leavenworth Health System)	5.00	1/1/44	2,500,000		2,744,100
Dominion Water and Sanitation District,
Tap Fee Revenue	6.00	12/1/46	1,200,000		1,259,940
					11,005,880
District of Columbia - 1.2%
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)
(Prerefunded)	6.00	7/1/23	1,700,000	[d]	2,014,857
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	7,400,000	[c]	1,217,522
					3,232,379
Florida - 2.1%
Davie,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.63	4/1/43	4,805,000		5,310,582
Georgia - 1.3%
Burke County Development Authority,
Pollution Control Revenue, Refunding
(Oglethorpe Power Corp-Vogtle)	4.13	11/1/45	1,000,000		1,012,290
Fulton County Development Authority,
Hospital Revenue (Wellstar Health
Systems)	5.00	4/1/47	1,250,000		1,388,238
Gainesville and Hall County Development
Authority,
Educational Facilities Revenue
(Riverside Military Academy)	5.00	3/1/37	1,000,000		1,062,480
					3,463,008

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Illinois - 10.3%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.75	1/1/43	3,750,000		4,228,725
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	2,500,000		2,821,150
Chicago Board of Education,
GO	5.00	12/1/35	1,500,000		1,535,685
Illinois,
GO, Refunding	5.00	12/1/27	3,500,000		3,757,005
Metropolitan Pier and Exposition
Authority,
Dedicated Tax Revenue (Capital
Appreciation-McCormick Place
Expansion Project) (Insured; MBIA
Insurance Corporation)	0.00	12/15/36	2,500,000	[c]	1,055,075
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/53	2,500,000		2,609,900
Tender Option Bond Trust Receipts
(Series 2017-XM0492), 10/1/40,
(Illinois Finance Authority, Revenue
(The University of Chicago)) Non-
recourse	5.00	10/1/40	7,000,000[b,e,f]		7,784,858
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,500,000		2,712,400
					26,504,798
Indiana - 7.7%
Indiana Finance Authority,
HR (The King's Daughters' Hospital and
Health Services)	5.50	8/15/40	7,425,000		7,756,823
Indiana Finance Authority,
Midwestern Disaster Relief Revenue
(Ohio Valley Electric Corporation
Project)	5.00	6/1/32	2,750,000		2,768,755
Indiana Finance Authority,
Private Activity Bonds (Ohio River
Bridges East End Crossing Project)	5.00	7/1/40	5,000,000		5,365,050
Indiana Finance Authority,
Revenue (Baptist Homes of Indiana
Senior Living)	6.00	11/15/41	3,500,000		3,997,525
					19,888,153
Iowa - 2.9%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	7,000,000		7,498,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Kentucky - 1.5%
Christian County,
HR (Jennie Stuart Medical Center)	5.50	2/1/44	1,000,000		1,082,960
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	2,370,000		2,675,991
					3,758,951
Louisiana - 3.0%
Louisiana Public Facilities Authority,
Dock and Wharf Revenue (Impala
Warehousing LLC Project)	6.50	7/1/36	2,000,000	[b]	2,225,580
New Orleans,
Sewerage Service Revenue	5.00	6/1/44	2,000,000		2,196,000
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,114,060
New Orleans,
Water Revenue	5.00	12/1/44	2,000,000		2,204,580
					7,740,220
Maryland - .4%
City of Rockville MD,
Economic Development Revenue
(Ingelside at King Farm Project)	5.00	11/1/47	1,000,000		1,085,230
Massachusetts - 4.6%
Massachusetts Development Finance
Agency,
Revenue (North Hill Communities
Issue) (Prerefunded)	6.50	11/15/23	2,000,000	[b,d]	2,439,180
Massachusetts Development Finance
Agency,
Revenue, Refunding (NewBridge
Charles)	5.00	10/1/57	1,000,000	[b]	1,057,980
Massachusetts Port Authority,
Special Facilities Revenue (Delta Air
Lines, Inc. Project) (Insured; AMBAC)	5.00	1/1/27	8,210,000		8,306,467
					11,803,627
Michigan - 6.9%
Detroit,
Water Supply System Senior Lien
Revenue	5.25	7/1/41	2,250,000		2,421,608
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/39	4,990,000		5,436,056
Michigan Finance Authority,
HR (Trinity Health Credit Group)
(Prerefunded)	5.00	12/1/21	10,000	[d]	10,996

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Michigan - 6.9% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	2,250,000	2,462,828
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/34	5,000,000	5,025,800
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport) (Insured; Build
America Mutual Assurance Company)	5.00	12/1/39	2,250,000	2,494,058
				17,851,346
Missouri - 1.2%
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (Saint
Louis College of Pharmacy)	5.50	5/1/43	2,000,000	2,161,100
Saint Louis County Industrial
Development Authority,
Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	5.00	9/1/42	1,000,000	1,048,940
				3,210,040
New Jersey - 7.0%
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.38	1/1/43	2,500,000	2,736,800
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	2,500,000	2,780,425
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	2,000,000	2,160,780
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	2,500,000	2,716,825
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.25	9/15/29	4,500,000	4,909,185
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. B	5.00	6/1/46	2,500,000	2,689,300
				17,993,315

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
New York - 17.1%
New York City Industrial Development
Agency,
PILOT Revenue (Queens Baseball
Stadium Project) (Insured; AMBAC)	5.00	1/1/36	8,000,000		8,019,920
New York Counties Tobacco Trust V,
Revenue (Tobacco Settlement Pass-
Through Bonds)	0.00	6/1/50	13,500,000	[c]	1,722,735
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	3,500,000	[b]	3,721,620
New York State Dormitory Authority,
Revenue (Saint John's University)	5.00	7/1/44	2,000,000		2,184,000
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	3,000,000		3,256,230
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	7,870,000	[b]	7,875,352
Tender Option Bond Trust Receipts
(Series 2017-XF2419), 11/15/38,
(Metropolitan Transportation
Authority, Transportation Revenue)
Recourse	5.00	11/15/38	15,000,000[b,e,f]		16,387,087
TSASC, Inc. of New York,
Tobacco Settlement Subordinate Bonds	5.00	6/1/48	1,000,000		1,029,180
					44,196,124
Ohio - 7.5%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.25	6/1/37	7,000,000		7,233,940
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	26,000,000	[c]	2,159,040
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.25	2/15/47	2,500,000		2,691,325
Muskingum County,
Hospital Facilities Revenue (Genesis
HealthCare System Obligated Group
Project)	5.00	2/15/44	7,000,000		7,351,750
					19,436,055
Oklahoma - .6%
Tulsa County Industrial Authority,
Senior Living Community Revenue
(Montereau Inc. Project)	5.25	11/15/45	1,500,000		1,660,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Pennsylvania - 11.6%
Allentown Neighborhood Improvement
Zone Development Authority,
Tax Revenue (City Center Project)	5.00	5/1/42	1,000,000	[b]	1,075,840
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	4,000,000		4,299,000
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,500,000		1,604,355
Pennsylvania Higher Educational
Facilities Authority,
Revenue (Thomas Jefferson University)	5.00	9/1/45	3,000,000		3,319,230
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/42	5,000,000		5,439,200
Tender Option Bond Trust Receipts
(Series 2017-XF2420), 12/1/42,
(Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue)
Recourse	5.00	12/1/42	13,000,000[b,e,f]		14,124,507
					29,862,132
South Carolina - 2.8%
South Carolina Jobs-Economic
Development Authority,
Health Facilities Revenue (The
Lutheran Homes of South Carolina, Inc.)	5.13	5/1/48	1,750,000		1,806,945
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	5,000,000		5,343,450
					7,150,395
Texas - 13.4%
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/43	1,500,000		1,693,425
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	2,500,000		2,589,050
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station
Properties LLC - Texas A&M University
Project)	5.00	7/1/35	500,000		420,205
North Texas Education Finance
Corporation,
Education Revenue (Uplift Education)	5.13	12/1/42	3,000,000		3,148,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Texas - 13.4% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0374), 11/15/38,
(Tarrant County Cultural Education
Facilities Finance Corporation, HR
(Baylor Health Care System Project))
Non-recourse	5.00	11/15/20	7,410,000[b,e,f]	8,122,431
Tender Option Bond Trust Receipts
(Series 2017-XF2421), 11/1/45,
(Dallas and Fort Worth, Joint
Improvement Revenue (Dallas/Fort
Worth International Airport)) Recourse	5.00	11/1/45	15,000,000[b,e,f]	15,972,337
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/41	2,500,000	2,696,725
				34,642,373
Virginia - 5.3%
Virginia Small Business Financing
Authority,
Senior Lien Revenue (95 Express Lanes
LLC Project)	5.00	1/1/40	7,640,000	8,138,128
Virginia Small Business Financing
Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	5.50	1/1/42	5,000,000	5,451,950
				13,590,078
Washington - 2.1%
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	5,000,000	5,470,550
Wisconsin - 6.2%
Public Finance Agency of Wisconsin,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/42	5,000,000	5,319,550
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	5,000,000	5,427,600
Wisconsin Health and Educational
Facilities Authority,
Revenue (Beaver Dam Community
Hospitals, Inc.)	5.25	8/15/34	3,000,000	3,188,700
Wisconsin Health and Educational
Facilities Authority,
Revenue (Sauk-Prairie Memorial
Hospital, Inc. Project)	5.38	2/1/48	2,000,000	2,088,060
				16,023,910

	Coupon Maturity	Principal
Description	Rate (%) Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 143.8% (continued)
U.S. Related - 2.0%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50 7/1/43	3,000,000	3,265,050
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00 7/1/35	1,750,000	1,820,753
			5,085,803
Total Investments (cost $342,087,222)		143.8%	371,120,114
Liabilities, Less Cash and Receivables		(14.7%)	(37,994,158)
VMTPS, at liquidation value		(29.1%)	(75,000,000)
Net Assets Applicable to Common Shareholders		100.0%	258,125,956

VMTPS—Variable Rate Muni Term Preferred Shares

[a] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at
$85,878,603 or 33.27% of net assets.
[c] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[e] Variable rate security—rate shown is the interest rate in effect at period end.
[f] Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Infrastructure Fund, Inc.
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	371,120,114	-	371,120,114
Liabilities ($)
Floating Rate Notes††	-	(42,055,000)	-	(42,055,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2018, accumulated net unrealized appreciation on investments was $29,032,892, consisting of $29,203,831 gross unrealized appreciation and $170,939 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Infrastructure Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 23, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)